Deutsche Asset Management


Supplement to the currently effective Prospectus and all currently effective Supplements thereto for the funds listed below:

Tax Free Money Fund                      Daily Assets Fund Institutional
  Investment
                                         Cash Reserve Fund -- Prime
NY Tax Free Money Fund                     Series, Treasury Series, and
  Investment                               Tax-Free Series

Money Market Fund                        Cash Reserve Fund Institutional
  Investment                               Shares -- Prime Series,
                                           Treasury Series, and Tax-Free
Treasury Money Fund                        Series
  Institutional
                                         Quality Cash Reserve Prime
Cash Management Fund                       Shares
  Institutional

Cash Reserves Fund
  Institutional


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The following language in the footnote of the "Calculating the Fund's Share
Price" section is deleted:

On days when the New York Stock Exchange closes early, the Fund will calculate its net asset value at the time of closing.






               Please Retain This Supplement for Future Reference

December 17, 2003
SMF-3615